Other Commitments with Third Parties and Other Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Other Commitments with Third Parties and Other Contingent Liabilities
Other Commitments with Third Parties and Other Contingent Liabilities

(28)    Other Commitments with Third Parties and Other Contingent Liabilities

(a)	Guarantees

The Group has no significant guarantees extended to third parties.

(b)	Guarantees committed with third parties

The Group has no significant guarantees extended to third parties, except for those described in note 20.

(c)	Obligations with personnel

The Group’s annual contribution to defined contribution pension plans of Spanish Group companies for 2022 has amounted to Euros 1,033 thousand (Euros 948 thousand for 2021).

In successive years this contribution will be defined through labor negotiations.

In the event that control is taken of the Company, the Group has agreements with 45 employees/directors whereby they can unilaterally rescind their employment contracts with the Company and are entitled to termination benefits ranging from two to five years’ salary.

The Group has contracts with six executives entitling them to termination benefits ranging from one to four years of their salary in different circumstances.

Restricted Share Unit Retention Plan

For the annual bonus, the Group established a Restricted Share Unit Retention Plan (RSU Plan), for eligible employees. Under this plan, employees can choose to receive up to 50% of their yearly bonus in non-voting Class B ordinary shares (Grifols Class B Shares) or Grifols American Depositary Shares (Grifols ADS), and the Group will match this with an additional 50% of the employee’s choice of RSUs.

Grifols Class B Shares and Grifols ADS are valued at grant date.

These RSU’s will have a vesting period of 2 years and 1 day and, subsequently, the RSU’s will be exchanged for Grifols Class B Shares or Grifols ADS (American Depositary Share representing 1 Class B Share).

If an eligible employee leaves the Company or is terminated before the vesting period, he/she will not be entitled to the additional RSU’s.

At 31 December 2022, the Group has settled the RSU plan of 2019 for an amount of Euros 9,381 thousand (Euros 7,782 thousand at 31 December 2021 corresponding to the RSU plan of 2018).

This commitment is treated as equity instrument and the amount totals Euros 7,304 thousand at 31 December 2022 (Euros 9,838 thousand at 31 December 2021).

Savings plan and profit-sharing plan

The Group has a defined contribution plan (savings plan), which qualifies as a deferred salary arrangement under Section 401 (k) of the Internal Revenue Code (IRC). Once eligible, employees may elect to contribute a portion of their salaries to the savings plan, subject to certain limitations. The Group matches 100% of the first 4% of employee contributions and 50% of the next 2%. Group and employee contributions are fully vested when contributed. The total cost of matching contributions to the savings plan was US Dollars 34.1 million in 2022 (US Dollars 31.8 million in 2021).

Other plans

The Group has a defined benefit pension plan for certain former Talecris Biotherapeutics, GmbH employees in Germany as required by statutory law. The pension cost relating to this plan is not material for the periods presented.

(d)	Purchase commitments

Details of the Group’s raw material purchase commitments at 31 December 2022 are as follows:

Thousands of Euros
2023	409,984
2024	413,283
2025	352,805
2026	230,625
2027	219,034
More than 5 years	281,951

(e)	Judicial procedures and arbitration

Details of legal proceedings in which the Company or Group companies are involved are as follows:

●	ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC.

Served:  8 October 2019

US District Court, Northern District of Illinois

Patent Infringement, Civil Action No. 1:19-cv-6587

Abbott Laboratories (“Abbott”), GDS, GWWO and Novartis Vaccines and Diagnostics, Inc. are in dispute over unpaid royalties payable by Abbott to GDS and Ortho-Clinical Diagnostics (“Ortho”) under an HIV License and Option agreement dated 16 August 2019 (the “HIV License”). On 12 September 2019, GDS and Ortho filed Notice of Arbitration.  On 3 October 2019, Abbott terminated the HIV License and filed for Declaratory Relief seeking to invalidate the licensed patent.  GDS filed a Motion to Dismiss and to commence the arbitration proceeding, however the Court agreed to keep all motions filed and referred the parties to magistrate in order to convene a conference to reach a binding settlement agreement. The parties attended the agreed conference on 5 February, presided over by the magistrate selected by the District Judge. No satisfactory settlement was reached. On March 16, 2020, Grifols and Ortho filed an answer and counterclaim to the litigation, while simultaneously pursuing arbitration for the pre-termination amount owed by Abbott. The arbitration hearing was 15-16 June 2020. Grifols/Ortho were awarded US Dollars 4 Million.

NEXT ACTION: Expert Discovery was concluded on 14 October 2022, and the parties filed dispositive motions, including a motion for summary judgement by Abbott and an opposition filed by GDS, the Court has yet to rule on the motion for summary judgement filed by Abbott. GDS and Ortho contend that the patent is valid and they believe that Abbott will be unsuccessful in its Declaratory Relief action and Motion for Summary Judgment in attempting to invalidate the patent.

●	SIEMENS HEALTHCARE DIAGNOSTICS, INC. v. ORTHO-CLINICAL DIAGNOSTICS, INC., GRIFOLS DIAGNOSTIC SOLUTIONS INC.

Served: 10 November 2020

Contract Dispute

Siemens initiated dispute resolution against Ortho and GDS under the Supply Agreement alleging overpayments after an audit by Siemens.

OUTCOME: Decision by the Panel issued on 27 September 2022. The Panel denied all claims by Siemens except for the cost of an audit, which resulted in a payment to Siemens in the amount of US Dollars 171,000.

●	RAMIREZ-VIVAR, ALFONSO v. GRIFOLS DIAGNOSTIC SOLUTIONS, INC.

Served: 11 March 2021

Superior Court, CA County of Alameda

Case No.: RG21089519

Wage & Hour Class Action

Plaintiff claiming violation of CA wage & hour statutes.

NEXT STEP: The Hearing on the class certification motion was heard on 28 October 2022. Court recently granted class certification to a very limited portion of the class relating to only two of the ten claims alleged in the class action lawsuit. Defense counsel has reviewed the claims and provided an analysis of exposure and discuss options pertaining to defense and potential mediation. Plaintiff’s counsel has requested mediation and GDS is cautiously optimistic that a settlement is possible in the coming weeks/months.

CLASS POTENTIAL: Approximately 300 GDS employees in California for payroll/wage & hour violations per pay period for 4 years.

●	BRIAN VAUGHAN, JASON DARNELL, FEBBIE MINNIEFIELD, and ADRIEL VEGA, individually and on behalf of others similarly situated v. BIOMAT USA, INC., TALECRIS PLASMA RESOURCES, INC., and INTERSTATE BLOOD BANK, INC.

Served: 22 June 2020

Circuit Court of Cook County

Case No. 2020CH04519

Removed to Federal Court 17 July 2020, Northern District of Illinois, Case No. 20-cv-4241

Illinois Biometric Information Privacy Act

Former donors allege violations of IL Biometric Information Privacy Act in a putative class action. Plaintiffs donated plasma at one of Defendants’ Illinois-based plasma donation centers. They were required to scan at least one fingerprint to donate plasma to track their identity. Plaintiffs allege that Defendants failed to comply with the BIPA’s requirements when they collected their fingerprint data. Specifically, they allege that Defendants violated the BIPA by (i) failing to develop a publicly data-retention policy and guidelines for permanently destroying biometric data, and (b) collecting, using, and storing their donors’ biometric data without obtaining informed written consent. Defendants, for their part, deny Plaintiffs’ allegations, that they have violated the BIPA, they are subject to the BIPA, or that any biometric data of donors were disclosed to any unauthorized third parties. Defendants had many defenses including the federal preemption, arguments to be made to defeat class certification, and most relevant is that Class Members signed a consent form authorizing the use of fingerprinting as biometric authentication of their identity as part of the automated screening process.

NEXT ACTION: The Parties have settled this class action in the amount of $16,750,000. At the time of this settlement, discovery was beginning. The Group has properly accrued a total amount of US Dollars 6 million, and the remainder will be funded by the insurer. The Parties agreed to settle this litigation now without any admission or determination of liability or the strength of the Parties’ claims and defenses, in order to avoid further risk and expenses to Plaintiffs and the Defendants. The Parties have signed a settlement agreement and the Plaintiffs have now filed a Motion for Preliminary Approval of Class Action Settlement, and the request for a Final Approval Hearing is pending with the Court. When approved by the Court, the Parties will provide notice to the class and proceed with the settlement procedures.

CLASS MEMBERS: The settlement class is 66,822 individuals.

●	CERUS CORPORATION v. LABORATORIOS GRIFOLS, S.A.

Cerus Corporation (“Cerus”) and Laboratorios Grifols, S.A. (“Grifols”) entered into a Manufacturing and Supply Agreement executed in 2016, pursuant to which Grifols was to manufacture and supply to Cerus processing and filters sets to be used by Cerus in its own product (the “Agreement”). As a result of Grifols’ decision to discontinue the manufacturing, sale and support of its blood bag product business worldwide, Grifols was unable to comply with the Agreement.

In December 2021, Cerus filed a notice of arbitration in the UK pursuant to the terms of the Agreement alleging wrongful termination of the Agreement by Grifols. Furthermore, in January 2022, Cerus filed injunctive measures with the Courts of Rubí (Barcelona) requiring the suspension of the closure of Grifols’ blood bags production facility until the arbitration proceedings is finalized.

NEXT ACTION: At the end of February 2023, the Parties agreed to further suspend the proceedings which was granted until 31 August 2023. The companies are continuing to apply efforts to amicably solve technical vicissitudes in order to continue with their commercial relationship (manufacturing and supply agreement) on satisfactory terms for both parties.

●	THE STATE CO. FOR MARKETING DRUGS AND MEDICAL APPLIANCES IN IRAQ (KIMADIA) v. LABORATORIOS GRIFOLS, S.A.

The State Co. for Marketing Drugs and Medical Appliances in Iraq (“KIMADIA”) awarded a tender for the supply of blood bags to Laboratorios Grifols, S.A. (“Grifols”). Grifols, through Hali/Tiba (its agent in Iraq), informed KIMADIA on Grifols’ inability to supply the blood bags pursuant to the tender awarded, due to its decision to discontinue the manufacturing, sale and support of its blood bag product business.

The tender documents set forth a list of penalties and compensations in case the awardee is unable to supply the products to KIMADIA. Further, Hali/Tiba also claims Grifols a compensation for the services performed in relation to the tender.

NEXT ACTION: Grifols has received verbal information that KIMADIA has been able to have sourced alternative product for an agreeable pricing and that discussions among Hali/Tiba and KIMADIA have not continue on the topic of possible sanctions. However, Grifols is still waiting to obtain written confirmation on the latter or assurance that its possible claim has expired.